Note 12 - Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses	$ 760,000	$ 611,000
Deferred compensation	301,000	305,000
Alternative minimum tax credits	46,000	847,000
Nonaccrual loan interest	256,000	301,000
Deferred loan fees	139,000	112,000
Accrued vacation expense	91,000	86,000
Accrued profit sharing	108,000	115,000
Loans fair value adjustments	531,000	781,000
Unrealized loss on securities available-for sale	469,000	64,000
Other	132,000	81,000
Net operating loss carryforward	1,718,000	2,461,000
Total deferred tax assets	4,551,000	5,764,000
Federal Home Loan Bank stock dividends	526,000	526,000
Capitalized mortgage servicing rights	276,000	267,000
Fixed asset depreciation	337,000	264,000
Acquisition intangibles	1,881,000	1,803,000
Trust preferred fair value adjustment	109,000	116,000
Other	77,000	107,000
Total deferred tax liabilities	3,206,000	3,083,000
Net deferred tax assets	$ 1,345,000	$ 2,681,000